Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Minimum tax rate	24.00%	24.00%	15.00%